U.S. SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                   FORM 24F-2
                        ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24f-2

                        Read instructions at end of Form
                          before preparing Form. Please
                                 print or type.

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1.     Name and address of issuer:
           Markman MultiFund Trust
           6620 France Avenue South, Suite 565
           Edina, Minnesota 55435
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2.     Name of each series or class of funds for which this notice is filed:
       Markman Conservative Growth Fund
       Markman Moderate Growth Fund
       Markman Aggressive Growth Fund
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3.     Investment Company Act File Number: 811-8820

       Securities Act File Number: 33-85182
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4.     Last day of fiscal year for which this notice is filed:

       December 31, 1996
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5.     Check box if this  notice  is being  filed  more than 180 days  after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:

                                                                     [  ]
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6.     Date of termination of issuer's declaration under rule
       24f-2(a)(1), if applicable (see instruction A.6):

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7.     Number and  amount of  securities  of the same class or series  which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

                                        NONE
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8.     Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

                                         NONE

9. Number and aggregate sale price of securities sold during the fiscal year:

                                             NUMBER OF SHARES  SALE PRICE
                                               -------------   ----------

Markman Conservative Growth Fund               4,224,322       $ 49,145,757
Markman Moderate Growth Fund                   5,984,900         70,199,331
Markman Aggressive Growth Fund                 6,577,451         80,691,707
                                              -----------       ------------
                           ISSUER TOTALS      16,786,673       $200,036,795
                                              ===========       ============
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10.    Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule
           24f-2:
                                              NUMBER OF SHARES  SALE PRICE
                                                ------------    ----------
Markman Conservative Growth Fund                4,224,322      $ 49,145,757
Markman Moderate Growth Fund                    5,984,900        70,199,331
Markman Aggressive Growth Fund                  6,577,451        80,691,707
                                               -----------      ------------
                           ISSUER TOTALS       16,786,673      $200,036,795
                                               ===========     ============
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11.    Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):

                                              NUMBER OF SHARES  SALE PRICE
                                                ------------    ----------
Markman Conservative Growth Fund                   278,474      $ 3,199,781
Markman Moderate Growth Fund                       581,306        6,679,202
Markman Aggressive Growth Fund                     472,475        5,792,545
                                                 -----------     ----------
                           ISSUER TOTALS         1,332,255      $15,671,528
                                                 ===========     ==========



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12.    Calculation of registration fee:

       (i)        Aggregate sale price of securities
                  sold during the fiscal year in
                  reliance on rule 24f-2 (from Item 10):         $200,036,795
                                                                 ------------
       (ii)       Aggregate price of shares issued in
                  connection with dividend reinvestment
                  plans (from Item 11, if applicable):          +  15,671,528
                                                                -------------

       (iii)      Aggregate price of shares redeemed or
                  purchased during the fiscal year
                  (if applicable):                             - 104,587,234
                                                                -------------
       (iv)       Aggregate price of shares redeemed or
                  repurchased and previously applied as
                  a reduction to filing fees pursuant to
                  rule 24e-2 (if applicable)                   +
                                                                -------------
       (v)        Net aggregate  price of securities sold
                  and issued during the fiscal year in
                  reliance on rule 24f-2  [line (i),  plus line
                  (ii), less line (iii), plus line
                  (iv)] (if applicable):                        $111,121,089
                                                                -------------
       (vi)       Multiplier prescribed by Section 6(b) of
                  the Securities Act of 1933 or other
                  applicable law or regulation (see
                  Instruction C.6):                            x .0003030303
                                                               -------------
       (vii)      Fee due [line (i) or line (v) multiplied
                  by line (vi)]:                               $   33,673.06

                                                                =============

Instruction: Issuers should complete line (ii), (iii), (iv), and (v)
             only if the form is being filed within 60 days after the close of the issuer's fiscal year. See Instruction C.3.
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13.    Check box if fees are being remitted to the Commission's
       lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures
           (17CFR 202.3a).
                                                             [X]
       Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

                            February 24, 1997
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                                   SIGNATURES

       This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

       By (Signature and Title)*            /s/ John F. Splain
                                            -----------------------------------
                                            John F. Splain, Secretary
                                            -----------------------------------
       Date February 25, 1997
            -----------------

*Please print the name and title of the signing officer below the signature.

                            SULLIVAN & WORCESTER LLP
                            1025 Connecticut Avenue,
                                      N.W.
                             Washington, D.C. 20036
                                  (202)775-8190
                              Fax No. 202-293-2275

In Boston, MA                                        In New York City
One Post Office Square                               767 Third Avenue
Boston, Massachusetts 02109                          New York, New York 10017
(617)338-2800                                        (212)486-8200
Fax No. 617-338-2880                                 Fax No. 212-758-2151

                                           February 7, 1997

Markman MultiFund Trust
6600 France Avenue South
Suite 565
Edina, Minnesota 55435

                                  24f-2 Notice
                    Registration Statement File No. 811-8820
                    ------------------------------------------
Ladies and Gentlemen:

       Markman MultiFund Trust (the "Trust"), a Massachusetts business trust with three series portfolios -- Markman Aggressive Growth Fund (the "Aggressive Fund"), Markman Moderate Growth Fund (the "Moderate Fund") and Markman Conservative Growth Fund (the "Conservative Fund") (each, a "Fund" and together, the "Funds") proposes to file with the Securities and Exchange Commission on behalf of each of its Funds pursuant to the provisions of Rule 24f-2 under the Investment Company Act of 1940, as amended (the "Act"), a notice making definite the registration of 4,502,796 shares of the Conservative Fund, 6,566,206 shares of the Moderate Fund and 7,049,926 shares of the Aggressive Fund, for a total of 18,118,928 of its shares of beneficial interest authorized by the Board of Trustees of the Trust (the "Shares"), which were sold in reliance upon registration pursuant to Rule 24f-2 during the fiscal year ended December 31, 1996.

       We have made such investigations and have relied upon originals or copies, certified or otherwise identified to our satisfaction, of such records, instruments, certificates, memoranda and other documents as we have deemed necessary or advisable for purposes of this opinion. In that examination, we have assumed the genuineness of all signatures, the authenticity of all documents purporting to be originals, and the conformity to the originals of all documents purporting to be copies.

Markman MultiFund Trust
February 7, 1997
Page 2


       Based upon and subject to the foregoing, we hereby advise you that, in our opinion, the Shares, the registration of which is being made definite by the notice referred to above, are validly and legally issued, fully paid and nonassessable. For purposes of this letter, we express no opinion as to compliance with the Securities Act of 1933, as amended, applicable state laws regulating the sale of securities, or the Act.

       We consent to your filing this opinion as an exhibit to the notice referred to above.

                                                  Very truly yours,

                                                  /s/ Sullivan & Worcester LLP

                                                  Sullivan & Worcester LLP


cc:        Mr. Robert J. Markman
           Mr. Richard W. London
           John F. Splain, Esq.